OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

(in thousands of $)	2018	2017
Mark-to-market interest rate swaps valuation (see note 23)	15,815	11,937
Other non-current assets	2,342	2,990
	18,157	14,927

Other non-current assets consist of capitalized commission expenses and lease incentives incurred in connection with the NR Satu time charter amounting to $2.2 million and $3.0 million as of December 31, 2018 and 2017, respectively. These costs are amortized over the term of the NR Satu time charter. Amortization expense for each of the years ended December 31, 2018, 2017 and 2016 was $0.7 million, which are recognized mainly under “Voyage and commission expenses” in the statement of operations.